Commitments and contingencies (Schedule of Future Minimum Payments for Contractual Commitments) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Commitments and contingencies [Abstract]
2014	$ 929	5,770
2015	644	4,000
2016	644	4,000
2017	644	4,000
2018	644	4,000
2019 and thereafter	6,467	40,167
Total payments	$ 9,972	61,937